STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

June 30, 2024 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 86.0%
Advertising - .8%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		5.13	8/15/2027	419,000	[c]	400,541
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		9.00	9/15/2028	260,000	[c]	272,454
Neptune BidCo US, Inc., Sr. Scd. Notes		9.29	4/15/2029	206,000	[c]	197,908
Summer BC Holdco B Sarl, Sr. Scd. Bonds	EUR	5.75	10/31/2026	480,000	[c]	509,478
					1,380,381
Aerospace & Defense - .3%
Bombardier, Inc., Sr. Unscd. Notes		7.25	7/1/2031	46,000	[c]	47,287
Bombardier, Inc., Sr. Unscd. Notes		7.50	2/1/2029	231,000	[c]	239,622
TransDigm, Inc., Sr. Scd. Notes		6.63	3/1/2032	106,000	[c]	107,199
TransDigm, Inc., Sr. Scd. Notes		6.75	8/15/2028	90,000	[c]	91,213
					485,321
Airlines - .3%
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes		5.75	4/20/2029	540,130	[c]	525,981
Automobiles & Components - .6%
Grupo Antolin-Irausa SA, Sr. Scd. Bonds	EUR	3.50	4/30/2028	390,000	[c]	321,883
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes		6.25	2/1/2029	505,000	[c]	433,304
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	255,000	[c]	252,112
					1,007,299
Banks - .3%
Barclays PLC, Jr. Sub. Notes		8.00	9/15/2029	280,000	[d]	284,995
Freedom Mortgage Corp., Sr. Unscd. Notes		6.63	1/15/2027	202,000	[c]	195,282
					480,277
Beverage Products - .2%
Triton Water Holdings, Inc., Sr. Unscd. Notes		6.25	4/1/2029	430,000	[c]	415,101
Building Materials - .6%
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	230,000	[c]	230,785
Emrld Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes		6.63	12/15/2030	466,000	[c]	470,218
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Scd. Notes		6.75	4/1/2032	248,000	[c]	249,919
					950,922
Chemicals - 1.3%
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	384,000	[c,e]	316,102
Italmatch Chemicals SpA, Sr. Scd. Notes	EUR	10.00	2/6/2028	297,000	[c]	341,085
Mativ Holdings, Inc., Gtd. Notes		6.88	10/1/2026	181,000	[c]	180,038
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	9.63	11/15/2028	600,000	[c]	690,401
Olympus Water US Holding Corp., Sr. Unscd. Notes	EUR	5.38	10/1/2029	170,000	[c]	165,410
Rain Carbon, Inc., Sr. Scd. Notes		12.25	9/1/2029	110,000	[c]	118,529

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 86.0% (continued)
Chemicals - 1.3% (continued)
SCIH Salt Holdings, Inc., Sr. Unscd. Notes		6.63	5/1/2029	240,000	[c]	226,022
WR Grace Holdings LLC, Sr. Unscd. Notes		5.63	8/15/2029	200,000	[c]	184,550
					2,222,137
Collateralized Loan Obligations Debt - 53.1%
Adagio IX EUR DAC CLO, Ser. IX-A, Cl. E, (3 Month EURIBOR +6.02%)	EUR	9.74	9/15/2034	1,000,000	[c,f]	1,036,328
Adagio VIII DAC CLO, Ser. VIII-A, Cl. E, (3 Month EURIBOR +6.03%)	EUR	9.94	4/15/2032	3,000,000	[c,f]	3,059,302
Apidos XXXII CLO, Ser. 2019-32A, Cl. ER, (3 Month TSFR +5.50%)		10.84	1/20/2033	1,550,000	[c,f]	1,557,750
Bain Capital Euro DAC CLO, Ser. 2021-2X Cl. E, (3 Month EURIBOR +6.22%)	EUR	10.11	7/17/2034	1,500,000	[f]	1,565,397
Barings Euro DAC CLO, Ser. 2015-1A, Cl. ERR, (3 Month EURIBOR +6.86%)	EUR	10.74	7/25/2035	1,500,000	[c,f]	1,555,871
Barings Euro DAC CLO, Ser. 2018-3A, Cl. E, (3 Month EURIBOR +5.79%)	EUR	9.65	7/27/2031	2,150,000	[c,f]	2,272,368
Barings Euro DAC CLO, Ser. 2019-1A, Cl. ER, (3 Month EURIBOR +7.21%)	EUR	11.12	4/15/2036	1,500,000	[c,f]	1,587,196
BBAM US II Ltd. CLO, Ser. 2023-2A, Cl. D, (3 Month TSFR +8.15%)		13.48	10/15/2038	1,000,000	[c,f]	1,041,668
Birch Grove 2 Ltd. CLO, Ser. 2021-2A, Cl. E, (3 Month TSFR +7.21%)		12.54	10/19/2034	1,250,000	[c,f]	1,252,417
Birch Grove 3 Ltd. CLO, Ser. 2021-3A, Cl. E, (3 Month TSFR +7.24%)		12.57	1/19/2035	2,000,000	[c,f]	2,016,118
Blackrock European IX DAC CLO, Ser. 9A, Cl. E, (3 Month EURIBOR +6.32%)	EUR	10.04	12/15/2032	1,354,000	[c,f]	1,435,812
Capital Four I DAC CLO, Ser. 1A, Cl. E, (3 Month EURIBOR +6.47%)	EUR	10.38	1/15/2033	1,000,000	[c,f]	1,071,177
Carlyle Euro DAC CLO, Ser. 2017-1A, Cl. DR, (3 Month EURIBOR +6.47%)	EUR	10.38	7/15/2034	1,000,000	[c,f]	1,065,841
Carlyle Euro DAC CLO, Ser. 2019-1A, Cl. D, (3 Month EURIBOR +6.12%)	EUR	9.84	3/15/2032	3,000,000	[c,f]	3,162,074
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2015-1A, Cl. ER, (3 Month EURIBOR +8.03%)	EUR	11.95	1/16/2033	1,000,000	[c,f]	992,132
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2016-2A, Cl. DRR, (3 Month EURIBOR +6.14%)	EUR	10.05	4/15/2034	1,500,000	[c,f]	1,551,781
Cathedral Lake VIII Ltd. CLO, Ser. 2021-8A, Cl. E, (3 Month TSFR +7.75%)		13.08	1/20/2035	1,000,000	[c,f]	967,764
Contego VII DAC CLO, Ser. 7A, Cl. F, (3 Month EURIBOR +8.76%)	EUR	12.65	5/14/2032	3,500,000	[c,f]	3,722,640
Crown Point 8 Ltd. CLO, Ser. 2019-8A, Cl. ER, (3 Month TSFR +7.39%)		12.72	10/20/2034	3,000,000	[c,f]	3,018,789
CVC Cordatus Loan Fund XII DAC, Ser. 12A, Cl. F, (3 Month EURIBOR +7.11%)	EUR	11.00	1/23/2032	750,000	[c,f]	772,918
CVC Cordatus Loan Fund XIV DAC CLO, Ser. 14A, Cl. E, (3 Month EURIBOR +5.90%)	EUR	9.72	5/22/2032	1,000,000	[c,f]	1,071,807

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 86.0% (continued)
Collateralized Loan Obligations Debt - 53.1% (continued)
CVC Cordatus Loan Fund XVIII DAC CLO, Ser. 18A, Cl. FR, (3 Month EURIBOR +8.85%)	EUR	12.71	7/29/2034	2,000,000	[c,f]	2,109,827
Dryden 66 Euro DAC CLO, Ser. 2018-66A, Cl. E, (3 Month EURIBOR +5.41%)	EUR	9.31	1/18/2032	2,000,000	[c,f]	2,087,913
Dryden 88 Euro DAC CLO, Ser. 2020-88A, Cl. E, (3 Month EURIBOR +6.01%)	EUR	9.91	7/20/2034	1,000,000	[c,f]	1,039,299
Elm Park DAC CLO, Ser. 1A, Cl. DRR, (3 Month EURIBOR +6.16%)	EUR	10.07	4/15/2034	1,167,000	[c,f]	1,245,269
Fidelity Grand Harbour DAC CLO, Ser. 2021-1A, Cl. E, (3 Month EURIBOR +6.22%)	EUR	10.13	10/15/2034	1,000,000	[c,f]	1,066,728
Fidelity Grand Harbour DAC CLO, Ser. 2021-1A, Cl. F, (3 Month EURIBOR +9.15%)	EUR	13.06	10/15/2034	1,000,000	[c,f]	1,057,742
Franklin Park Place I LLC CLO, Ser. 2022-1A, Cl. E, (3 Month TSFR +7.50%)		12.83	4/14/2035	1,300,000	[c,f]	1,296,847
GoldenTree Loan Management EUR 1 DAC CLO, Ser. 1A, Cl. F, (3 Month EURIBOR +6.44%)	EUR	10.34	10/20/2030	2,400,000	[c,f]	2,521,311
GoldenTree Loan Management EUR 4 DAC CLO, Ser. 4A, Cl. ER, (3 Month EURIBOR +6.07%)	EUR	9.97	7/20/2034	1,500,000	[c,f]	1,598,450
Greywolf II Ltd. CLO, Ser. 2013-1A, Cl. DRR, (3 Month TSFR +7.31%)		12.64	4/15/2034	2,000,000	[c,f]	2,005,584
Henley VII DAC CLO, Ser. 7A, Cl. E, (3 Month EURIBOR +7.14%)	EUR	11.02	4/25/2034	1,000,000	[c,f]	1,086,592
ICG Euro DAC CLO, Ser. 2021-1A, Cl. E, (3 Month EURIBOR +6.46%)	EUR	10.37	10/15/2034	1,000,000	[c,f]	1,066,109
KKR 14 Ltd. CLO, Ser. 14, Cl. ER, (3 Month TSFR +6.41%)		11.74	7/15/2031	1,500,000	[c,f]	1,506,852
KKR 22 Ltd. CLO, Ser. 22A, Cl. E, (3 Month TSFR +6.26%)		11.59	7/20/2031	3,600,000	[c,f]	3,616,283
Madison Park Funding XXVIII Ltd. CLO, Ser. 2018-28A, Cl. E, (3 Month TSFR +5.51%)		10.84	7/15/2030	792,470	[c,f]	796,383
MidOcean Credit X CLO, Ser. 2019-10A, Cl. ER, (3 Month TSFR +7.42%)		12.75	10/23/2034	2,000,000	[c,f]	1,914,068
Neuberger Berman Loan Advisers 28 Ltd. CLO, Ser. 2018-28A, Cl. E, (3 Month TSFR +5.86%)		11.19	4/20/2030	500,000	[c,f]	502,015
Northwoods Capital 25 Ltd. CLO, Ser. 2021-25A, Cl. E, (3 Month TSFR +7.40%)		12.73	7/20/2034	3,000,000	[c,f]	3,002,991
Northwoods Capital 27 Ltd. CLO, Ser. 2021-27A, Cl. E, (3 Month TSFR +7.30%)		12.62	10/17/2034	1,150,000	[c,f]	1,122,667
Palmer Square European Loan Funding DAC CLO, Ser. 2021-1A, Cl. F, (3 Month EURIBOR +8.45%)	EUR	12.36	4/15/2031	650,000	[c,f]	689,553
Purple Finance 2 DAC CLO, Ser. 2A, Cl. E, (3 Month EURIBOR +6.40%)	EUR	10.30	4/20/2032	2,600,000	[c,f]	2,785,305
Purple Finance 2 DAC CLO, Ser. 2A, Cl. F, (3 Month EURIBOR +8.84%)	EUR	12.74	4/20/2032	2,300,000	[c,f]	2,416,684
Rockford Tower Europe DAC CLO, Ser. 2019-1A, Cl. E, (3 Month EURIBOR +6.03%)	EUR	9.93	1/20/2033	2,000,000	[c,f]	2,142,373

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 86.0% (continued)
Collateralized Loan Obligations Debt - 53.1% (continued)
Sound Point XXIII CLO, Ser. 2019-2A, Cl. ER, (3 Month TSFR +6.73%)		12.06	7/15/2034	4,750,000	[c,f]	4,265,505
Toro European 2 DAC CLO, Ser. 2A, Cl. ERR, (3 Month EURIBOR +6.47%)	EUR	10.35	7/25/2034	2,000,000	[c,f]	2,137,503
Toro European 6 DAC CLO, Ser. 6A, Cl. F, (3 Month EURIBOR +8.49%)	EUR	12.40	1/12/2032	1,500,000	[c,f]	1,529,330
Trimaran CAVU Ltd. CLO, Ser. 2019-1A, Cl. E, (3 Month TSFR +7.30%)		12.63	7/20/2032	2,100,000	[c,f]	2,107,852
Trimaran CAVU Ltd. CLO, Ser. 2021-2A, Cl. E, (3 Month TSFR +7.46%)		12.79	10/25/2034	2,000,000	[c,f]	2,007,722
Trinitas Euro V DAC CLO, Ser. 5A, Cl. F, (3 Month EURIBOR +9.34%)	EUR	13.22	10/25/2037	1,500,000	[c,f]	1,610,304
Wellfleet Ltd. CLO, Ser. 2021-3A, Cl. E, (3 Month TSFR +7.36%)		12.69	1/15/2035	1,000,000	[c,f]	942,446
					89,054,657
Collateralized Loan Obligations Equity - .8%
Blackrock European VIII DAC CLO, Ser. 8A, Cl. SUB	EUR	14.96	7/20/2032	1,425,000	[c,g]	868,808
Providus II DAC CLO, Ser. 2A, Cl. SUB	EUR	20.25	7/15/2031	1,000,000	[c,g]	499,974
					1,368,782
Commercial & Professional Services - 2.3%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	253,000	[c]	243,658
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes	EUR	5.25	10/15/2026	250,000	[c]	268,878
Albion Financing 2 Sarl, Sr. Unscd. Notes		8.75	4/15/2027	311,000	[c]	313,714
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes		6.00	6/1/2029	200,000	[c]	175,271
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds, Ser. 144	GBP	4.88	6/1/2028	320,000	[c]	365,009
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds	EUR	4.75	11/30/2028	240,000	[c]	240,013
BCP V Modular Services Finance PLC, Gtd. Notes	EUR	6.75	11/30/2029	270,000	[c]	245,060
House of HR Group BV, Sr. Scd. Bonds	EUR	9.00	11/3/2029	490,000	[c]	553,498
La Financiere Atalian, Sr. Scd. Bonds	EUR	8.50	6/30/2028	225,920	[c]	143,544
La Financiere Atalian, Sr. Scd. Bonds	EUR	8.50	6/30/2028	514,626		326,980
Verisure Midholding AB, Gtd. Notes	EUR	5.25	2/15/2029	665,000	[c]	696,459
Wand NewCo 3, Inc., Sr. Scd. Notes		7.63	1/30/2032	302,000	[c]	312,158
					3,884,242
Consumer Discretionary - 2.8%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes	EUR	7.25	4/30/2030	425,000	[c]	482,073
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes		7.88	4/30/2029	205,000	[c]	211,942
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes		4.63	4/1/2030	190,000	[c]	170,037
Carnival Corp., Gtd. Notes		6.00	5/1/2029	399,000	[c]	394,389

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 86.0% (continued)
Consumer Discretionary - 2.8% (continued)
Carnival Holdings Bermuda Ltd., Gtd. Notes		10.38	5/1/2028	75,000	[c]	81,246
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes		8.00	2/1/2028	449,000	[c]	434,057
Green Bidco SA, Sr. Scd. Bonds	EUR	10.25	7/15/2028	180,000	[c]	184,535
Lottomatica SpA, Sr. Scd. Notes	EUR	7.13	6/1/2028	350,000	[c]	396,385
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes		4.88	5/1/2029	180,000	[c]	167,813
Miller Homes Group Finco PLC, Sr. Scd. Bonds	GBP	7.00	5/15/2029	360,000	[c]	425,283
NCL Corp. Ltd., Gtd. Notes		5.88	3/15/2026	454,000	[c]	449,157
NCL Corp. Ltd., Sr. Scd. Notes		8.13	1/15/2029	86,000	[c]	90,173
ONE Hotels GmbH, Sr. Scd. Bonds	EUR	7.75	4/2/2031	140,000	[c]	156,631
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.25	4/15/2029	150,000	[c]	164,619
Verde Purchaser LLC, Sr. Scd. Notes		10.50	11/30/2030	109,000	[c]	115,339
Versuni Group BV, Sr. Scd. Bonds	EUR	3.13	6/15/2028	400,000	[c]	384,578
Viking Cruises Ltd., Sr. Unscd. Notes		9.13	7/15/2031	215,000	[c]	233,033
Windsor Holdings III LLC, Sr. Scd. Notes		8.50	6/15/2030	162,000	[c]	169,280
					4,710,570
Diversified Financials - 1.8%
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	580,000	[c]	638,140
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes		9.25	2/1/2029	104,000	[c]	104,023
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	455,000	[c]	384,901
Garfunkelux Holdco 3 SA, Sr. Scd. Notes	EUR	6.75	11/1/2025	349,000	[c]	249,065
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		5.25	5/15/2027	71,000		66,706
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes		6.25	5/15/2026	82,000		81,423
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes		7.13	4/30/2031	316,000	[c]	324,304
OneMain Finance Corp., Gtd. Notes		7.50	5/15/2031	73,000		73,930
OneMain Finance Corp., Gtd. Notes		7.88	3/15/2030	170,000		175,415
PennyMac Financial Services, Inc., Gtd. Notes		7.13	11/15/2030	71,000	[c]	70,832
PennyMac Financial Services, Inc., Gtd. Notes		7.88	12/15/2029	229,000	[c]	236,317
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes		4.00	10/15/2033	193,000	[c]	162,791
United Wholesale Mortgage LLC, Sr. Unscd. Notes		5.50	4/15/2029	238,000	[c]	226,312
VFH Parent LLC/Valor Co-Issuer, Inc., Sr. Scd. Bonds		7.50	6/15/2031	169,000	[c]	169,951
					2,964,110
Energy - 2.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes		7.00	7/15/2029	153,000	[c]	155,909
Comstock Resources, Inc., Gtd. Notes		6.75	3/1/2029	660,000	[c]	640,124
Encino Acquisition Partners Holdings LLC, Gtd. Notes		8.50	5/1/2028	210,000	[c]	214,179

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 86.0% (continued)
Energy - 2.6% (continued)
Encino Acquisition Partners Holdings LLC, Sr. Unscd. Notes		8.75	5/1/2031	52,000	[c]	54,263
Energy Transfer LP, Jr. Sub. Bonds, Ser. B		6.63	2/15/2028	526,000	[d]	512,419
Matador Resources Co., Gtd. Notes		6.50	4/15/2032	131,000	[c]	131,107
Noble Finance II LLC, Gtd. Notes		8.00	4/15/2030	150,000	[c]	156,223
Northern Oil & Gas, Inc., Sr. Unscd. Notes		8.13	3/1/2028	150,000	[c]	151,805
Northriver Midstream Finance LP, Sr. Scd. Notes		6.75	7/15/2032	154,000	[c]	154,366
Rockcliff Energy II LLC, Sr. Unscd. Notes		5.50	10/15/2029	418,000	[c]	391,548
Rockies Express Pipeline LLC, Sr. Unscd. Notes		4.80	5/15/2030	343,000	[c]	316,970
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes		6.00	12/31/2030	90,000	[c]	83,909
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		3.88	11/1/2033	445,000	[c]	379,588
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		4.13	8/15/2031	180,000	[c]	161,644
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		6.25	1/15/2030	76,000	[c]	77,180
Venture Global LNG, Inc., Sr. Scd. Notes		8.13	6/1/2028	294,000	[c]	303,116
Venture Global LNG, Inc., Sr. Scd. Notes		8.38	6/1/2031	414,000	[c]	429,722
					4,314,072
Environmental Control - .3%
Madison IAQ LLC, Sr. Scd. Notes		4.13	6/30/2028	54,000	[c]	50,408
Madison IAQ LLC, Sr. Unscd. Notes		5.88	6/30/2029	336,000	[c]	312,933
Reworld Holding Corp., Gtd. Notes		5.00	9/1/2030	223,000		202,036
					565,377
Food Products - .6%
Bellis Acquisition Co. PLC, Sr. Scd. Bonds	GBP	8.13	5/14/2030	210,000	[c]	265,574
Boparan Finance PLC, Sr. Scd. Bonds	GBP	7.63	11/30/2025	264,000	[c]	326,923
Fiesta Purchaser, Inc., Sr. Scd. Notes		7.88	3/1/2031	159,000	[c]	164,434
Pilgrim's Pride Corp., Gtd. Notes		3.50	3/1/2032	258,000		219,575
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes		4.63	3/1/2029	117,000	[c]	102,989
					1,079,495
Health Care - 2.9%
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Bonds	EUR	4.38	1/15/2028	320,000	[c]	326,095
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	260,000	[c]	241,018
CHS/Community Health Systems, Inc., Scd. Notes		6.88	4/15/2029	160,000	[c]	122,545
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.25	5/15/2030	209,000	[c]	172,511
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.63	3/15/2027	540,000	[c]	503,340
CHS/Community Health Systems, Inc., Sr. Scd. Notes		10.88	1/15/2032	141,000	[c]	146,927
Cidron Aida Finco Sarl, Sr. Scd. Bonds	GBP	6.25	4/1/2028	355,000	[c]	416,473
Ephios Subco 3 Sarl, Sr. Scd. Bonds	EUR	7.88	1/31/2031	260,000	[c]	296,795
Global Medical Response, Inc., Sr. Scd. Notes		10.00	10/31/2028	244,000	[c,e]	238,278

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 86.0% (continued)
Health Care - 2.9% (continued)
LifePoint Health, Inc., Sr. Scd. Notes		9.88	8/15/2030	366,000	[c]	390,769
LifePoint Health, Inc., Sr. Unscd. Notes		10.00	6/1/2032	105,000	[c]	107,485
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	339,000	[c]	312,444
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	71,000	[c]	67,812
Neopharmed Gentili SpA, Sr. Scd. Bonds	EUR	7.13	4/8/2030	340,000	[c]	373,453
Option Care Health, Inc., Gtd. Notes		4.38	10/31/2029	401,000	[c]	368,425
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes		6.75	5/15/2034	250,000	[c]	249,966
Ray Financing LLC, Sr. Scd. Bonds	EUR	6.50	7/15/2031	160,000		171,352
Sotera Health Holdings LLC, Sr. Scd. Notes		7.38	6/1/2031	117,000	[c]	117,320
Surgery Center Holdings, Inc., Gtd. Notes		7.25	4/15/2032	212,000	[c]	214,414
					4,837,422
Industrial - .9%
Artera Services LLC, Sr. Scd. Notes		8.50	2/15/2031	108,942	[c]	112,238
Assemblin Caverion Group AB, Sr. Scd. Bonds	EUR	6.25	7/1/2030	270,000	[c]	290,812
Assemblin Caverion Group AB, Sr. Scd. Bonds, (3 Month EURIBOR +5.00%)	EUR	8.86	7/5/2029	303,000	[c,f]	324,981
GrafTech Finance, Inc., Sr. Scd. Notes		4.63	12/15/2028	219,000	[c]	139,090
GrafTech Global Enterprises, Inc., Sr. Scd. Notes		9.88	12/15/2028	156,000	[c]	115,177
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, Sr. Scd. Notes		9.00	2/15/2029	165,000	[c]	171,066
TK Elevator Midco GmbH, Sr. Scd. Bonds	EUR	4.38	7/15/2027	320,000	[c]	330,941
					1,484,305
Information Technology - 1.2%
AthenaHealth Group, Inc., Sr. Unscd. Notes		6.50	2/15/2030	869,000	[c]	800,852
Cloud Software Group, Inc., Scd. Bonds		9.00	9/30/2029	330,000	[c]	320,428
Cloud Software Group, Inc., Sr. Scd. Notes		6.50	3/31/2029	208,000	[c]	199,900
Cloud Software Group, Inc., Sr. Scd. Notes		8.25	6/30/2032	49,000	[c]	49,974
Elastic NV, Sr. Unscd. Notes		4.13	7/15/2029	349,000	[c]	319,027
UKG, Inc., Sr. Scd. Notes		6.88	2/1/2031	269,000	[c]	272,562
					1,962,743
Insurance - 1.9%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes		4.25	2/15/2029	396,000	[c]	360,079
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes		7.50	11/6/2030	144,000	[c]	144,211
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes		6.00	8/1/2029	150,000	[c]	138,520
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes		8.25	2/1/2029	181,000	[c]	182,033
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes		6.75	4/15/2028	260,000	[c]	260,660
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes		7.00	1/15/2031	190,000	[c]	192,098
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes		6.75	10/15/2027	150,000	[c]	148,090

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 86.0% (continued)
Insurance - 1.9% (continued)
Ardonagh Finco Ltd., Sr. Scd. Notes		7.75	2/15/2031	400,000	[c]	395,756
Ardonagh Group Finance Ltd., Sr. Unscd. Notes		8.88	2/15/2032	200,000	[c]	195,521
AssuredPartners, Inc., Sr. Unscd. Notes		5.63	1/15/2029	430,000	[c]	402,596
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes		7.25	2/15/2031	200,000	[c]	198,660
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes		8.13	2/15/2032	400,000	[c]	397,728
Panther Escrow Issuer LLC, Sr. Scd. Notes		7.13	6/1/2031	132,000	[c]	133,611
					3,149,563
Internet Software & Services - .8%
Arches Buyer, Inc., Sr. Scd. Notes		4.25	6/1/2028	110,000	[c]	98,344
Arches Buyer, Inc., Sr. Unscd. Notes		6.13	12/1/2028	333,000	[c]	276,580
Match Group Holdings II LLC, Sr. Unscd. Notes		4.13	8/1/2030	340,000	[c]	301,176
Newfold Digital Holdings Group, Inc., Sr. Scd. Notes		11.75	10/15/2028	60,000	[c]	62,244
Newfold Digital Holdings Group, Inc., Sr. Unscd. Notes		6.00	2/15/2029	116,000	[c]	83,841
The Very Group Funding PLC, Sr. Scd. Bonds	GBP	6.50	8/1/2026	469,000	[c]	521,905
					1,344,090
Materials - 1.5%
Clydesdale Acquisition Holdings, Inc., Gtd. Notes		8.75	4/15/2030	469,000	[c]	459,620
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	390,000	[c]	368,686
LABL, Inc., Sr. Scd. Notes		6.75	7/15/2026	71,000	[c]	70,177
LABL, Inc., Sr. Scd. Notes		9.50	11/1/2028	281,000	[c]	283,565
LABL, Inc., Sr. Unscd. Notes		10.50	7/15/2027	357,000	[c]	349,728
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds		7.88	4/15/2027	343,000	[c]	350,286
Trivium Packaging Finance BV, Gtd. Notes		8.50	8/15/2027	200,000	[c]	198,714
Trivium Packaging Finance BV, Sr. Scd. Bonds	EUR	3.75	8/15/2026	420,000	[c]	441,084
					2,521,860
Media - 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.25	1/15/2034	118,000	[c]	89,666
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.50	5/1/2032	108,000		87,058
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.13	5/1/2027	253,000	[c]	243,122
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.38	6/1/2029	121,000	[c]	110,193
CSC Holdings LLC, Gtd. Notes		5.50	4/15/2027	280,000	[c]	227,389
CSC Holdings LLC, Gtd. Notes		11.25	5/15/2028	400,000	[c]	348,846
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., Sr. Scd. Notes		5.88	8/15/2027	140,000	[c]	131,799
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	362,000	[c]	355,283

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 86.0% (continued)
Media - 1.4% (continued)
Paramount Global, Sr. Unscd. Notes		4.95	1/15/2031	292,000		256,999
Sunrise Finco I BV, Sr. Scd. Notes		4.88	7/15/2031	200,000	[c]	181,762
VZ Secured Financing BV, Sr. Scd. Notes	EUR	3.50	1/15/2032	380,000	[c]	356,591
					2,388,708
Metals & Mining - .9%
Compass Minerals International, Inc., Gtd. Notes		6.75	12/1/2027	335,000	[c]	320,458
First Quantum Minerals Ltd., Scd. Notes		9.38	3/1/2029	200,000	[c]	209,225
FMG Resources August 2006 Pty Ltd., Gtd. Notes		4.38	4/1/2031	420,000	[c]	375,914
Samarco Mineracao SA, Sr. Unscd. Notes		9.00	6/30/2031	477,338	[e]	444,139
Taseko Mines Ltd., Sr. Scd. Notes		8.25	5/1/2030	206,000	[c]	210,999
					1,560,735
Real Estate - 1.7%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Gtd. Notes		5.75	1/15/2029	153,000	[c]	94,321
Diversified Healthcare Trust, Gtd. Notes		9.75	6/15/2025	182,000		181,944
Diversified Healthcare Trust, Sr. Unscd. Notes		4.75	2/15/2028	587,000		484,257
Emeria SASU, Sr. Scd. Bonds	EUR	7.75	3/31/2028	970,000	[c]	950,483
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes		4.25	2/1/2027	180,000	[c]	170,665
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Sr. Unscd. Notes		7.00	7/15/2031	290,000	[c]	292,738
Rithm Capital Corp., Sr. Unscd. Notes		8.00	4/1/2029	202,000	[c]	196,265
RLJ Lodging Trust LP, Sr. Scd. Notes		4.00	9/15/2029	380,000	[c]	336,049
Starwood Property Trust, Inc., Sr. Unscd. Notes		7.25	4/1/2029	159,000	[c]	160,903
					2,867,625
Retailing - 1.3%
Carvana Co., Sr. Scd. Notes		12.00	12/1/2028	99,545	[c,e]	107,130
Carvana Co., Sr. Scd. Notes		13.00	6/1/2030	45,000	[c,e]	49,302
Carvana Co., Sr. Scd. Notes		14.00	6/1/2031	96,000	[c,e]	108,067
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes		6.75	1/15/2030	158,000	[c]	138,874
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes		4.63	1/15/2029	159,000	[c]	144,919
Foundation Building Materials, Inc., Gtd. Notes		6.00	3/1/2029	400,000	[c]	355,422
Nordstrom, Inc., Sr. Unscd. Notes		4.25	8/1/2031	80,000		71,311
Nordstrom, Inc., Sr. Unscd. Notes		4.38	4/1/2030	50,000		45,516
PetSmart, Inc./PetSmart Finance Corp., Gtd. Notes		7.75	2/15/2029	250,000	[c]	243,706
Shiba Bidco SpA, Sr. Scd. Bonds	EUR	4.50	10/31/2028	354,000	[c]	368,923
White Cap Buyer LLC, Sr. Unscd. Notes		6.88	10/15/2028	478,000	[c]	461,672
White Cap Parent LLC, Sr. Unscd. Notes		8.25	3/15/2026	114,000	[c,e]	114,102
					2,208,944
Telecommunication Services - 1.9%
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	600,000	[c]	411,613
C&W Senior Finance Ltd., Sr. Unscd. Notes		6.88	9/15/2027	400,000	[c]	384,171

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 86.0% (continued)
Telecommunication Services - 1.9% (continued)
Consolidated Communications, Inc., Sr. Scd. Notes		6.50	10/1/2028	199,000	[c]	170,564
Frontier Communications Holdings LLC, Scd. Notes		6.75	5/1/2029	180,000	[c]	165,286
Frontier Communications Holdings LLC, Sr. Scd. Notes		8.63	3/15/2031	47,000	[c]	48,466
Frontier Communications Holdings LLC, Sr. Scd. Notes		8.75	5/15/2030	179,000	[c]	184,643
Iliad Holding SASU, Sr. Scd. Bonds		8.50	4/15/2031	480,000	[c]	486,508
Level 3 Financing, Inc., Sr. Scd. Notes		10.50	4/15/2029	370,000	[c]	370,925
Lumen Technologies, Inc., Sr. Scd. Notes		4.13	4/15/2029	122,825	[c]	80,458
PLT VII Finance Sarl, Sr. Scd. Bonds, (3 Month EURIBOR +3.50%)	EUR	7.24	6/15/2031	220,000	[c,f]	235,756
Telecom Italia Capital SA, Gtd. Notes		7.72	6/4/2038	120,000		117,211
Vmed O2 UK Financing I PLC, Sr. Scd. Bonds	GBP	4.50	7/15/2031	320,000	[c]	334,683
Zayo Group Holdings, Inc., Sr. Scd. Notes		4.00	3/1/2027	246,000	[c]	197,045
					3,187,329
Utilities - .9%
Calpine Corp., Sr. Unscd. Notes		4.63	2/1/2029	370,000	[c]	343,605
Calpine Corp., Sr. Unscd. Notes		5.00	2/1/2031	187,000	[c]	174,644
NextEra Energy Operating Partners LP, Sr. Unscd. Notes		7.25	1/15/2029	362,000	[c]	371,495
NRG Energy, Inc., Gtd. Notes		3.88	2/15/2032	120,000	[c]	103,166
NRG Energy, Inc., Jr. Sub. Bonds		10.25	3/15/2028	300,000	[c,d]	328,396
Vistra Corp., Jr. Sub. Bonds		7.00	12/15/2026	100,000	[c,d]	99,227
Vistra Operations Co. LLC, Gtd. Notes		6.88	4/15/2032	69,000	[c]	70,100
					1,490,633
Total Bonds and Notes (cost $143,624,545)				144,412,681

Floating Rate Loan Interests - 55.0%
Advertising - .4%
CB Poly US Holdings, Inc., Initial Term Loan, (3 Month TSFR +5.50%)		10.83	5/21/2029	223,449	[f]	219,147
Dotdash Meredith, Inc., Term Loan B, (1 Month TSFR +4.10%)		9.43	12/1/2028	198,675	[f]	199,006
Neptune BidCo US, Inc., Dollar Term Loan B, (3 Month TSFR +5.10%)		10.41	4/11/2029	239,412	[f]	225,945
					644,098
Aerospace & Defense - .4%
Dynasty Acquisition I Co., 2024 Refinancing Term Loan B-1, (1 Month TSFR +3.50%)		8.84	8/24/2028	275,027	[f]	276,339
Ovation Parent, Inc., Term Loan, (3 Month TSFR +3.50%)		8.83	4/21/2031	209,091	[f]	210,398

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 55.0% (continued)
Aerospace & Defense - .4% (continued)
Spirit AeroSystems, Inc., New Initial Term Loan, (3 Month TSFR +4.25%)		9.58	1/15/2027	146,643	[f]	147,780
Standard Aero Ltd., 2024 Refinancing Term Loan B-2, (1 Month TSFR +3.50%)		8.84	8/24/2028	106,043	[f]	106,549
					741,066
Automobiles & Components - .9%
Clarios Global LP, First Lien Amendment No. 1 Euro Term Loan, (1 Month EURIBOR +3.25%)	EUR	6.90	4/30/2026	664,804	[f]	712,545
First Brands Group LLC, 2021 First Lien Term Loan, (3 Month TSFR +5.26%)		10.59	3/30/2027	128,670	[f]	128,047
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.26%)		10.59	3/30/2027	309,367	[f]	308,013
IXS Holdings, Inc., Initial Term Loan, (1 Month LIBOR +5.00%)		9.48	3/5/2027	72,000	[f]	70,200
IXS Holdings, Inc., Initial Term Loan, (3 Month TSFR +4.35%)		9.70	3/5/2027	164,479	[f]	160,367
Realtruck Group, Inc., Initial Term Loan, (1 Month TSFR +3.61%)		8.96	1/31/2028	168,261	[f]	167,989
Realtruck Group, Inc., Second Amendment Incremental Term Loan, (1 Month TSFR +5.11%)		10.46	1/31/2028	39,900	[f]	39,850
					1,587,011
Banks - .1%
Chrysaor Bidco Sarl, Delayed Draw Term Loan, (1 Month TSFR +3.50%)		4.00	5/16/2031	7,116	[f,h]	7,156
Chrysaor Bidco Sarl, Term Loan B, (1 Month TSFR +3.50%)		4.00	5/16/2031	96,218	[f]	96,759
					103,915
Beverage Products - .3%
Triton Water Holdings, Inc., 2024 Incremental Term Loan, (3 Month TSFR +4.00%)		9.33	3/31/2028	34,825	[f]	34,981
Triton Water Holdings, Inc., First Lien Initial Term Loan, (3 Month TSFR +3.51%)		8.85	3/31/2028	488,703	[f]	489,436
					524,417
Building Materials - 1.4%
BME Group Holding BV, Facility Term Loan B-2, (3 Month EURIBOR +4.75%)	EUR	8.62	12/27/2029	1,000,000	[f]	1,032,128
Cornerstone Building Brands, Inc., Facility Term Loan B, (1 Month TSFR +3.35%)		8.68	4/12/2028	233,809	[f]	228,695
Cornerstone Building Brands, Inc., Tranche Term Loan C, (1 Month TSFR +4.50%)		9.83	5/15/2031	46,000	[f]	45,808
LSF10 XL Bidco SCA, Facility Term Loan B-4, (3 Month EURIBOR +4.18%)	EUR	7.90	4/10/2028	853,470	[f]	850,499
MIWD Holdco II LLC, 2024 Incremental Term Loan, (1 Month TSFR +3.50%)		8.84	3/28/2031	196,044	[f]	197,474
					2,354,604

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 55.0% (continued)
Chemicals - 3.3%
Aruba Investment Holdings LLC, Euro Term Loan B, (1 Month EURIBOR +4.00%)	EUR	7.65	11/24/2027	967,500	[f]	1,008,951
Derby Buyer LLC, 2024 Refinancing Term Loan, (1 Month TSFR +3.50%)		8.83	11/1/2030	98,875	[f]	99,462
Flint Group Packaging Inks North America Holdings, USD Term Loan B, (3 Month TSFR +4.51%)		9.84	12/31/2026	864,594	[e,f]	832,172
Flint Group Topco Ltd., Facility Term Loan, (3 Month EURIBOR +0.10%)	EUR	3.99	12/31/2027	95,957	[e,f]	18,541
Flint Group Topco Ltd., Term Loan 2, (3 Month TSFR +0.36%)		5.69	12/31/2027	2,268,531	[e,f]	414,007
Flint Group Topco Ltd., USD Term Loan, (3 Month TSFR +0.36%)		5.69	12/31/2027	447,154	[e,f]	389,024
Herens Holdco Sarl, Euro Term Loan, (3 Month EURIBOR +3.93%)	EUR	7.65	7/3/2028	1,000,000	[f]	1,025,772
Hexion Holdings Corp., First Lien Initial Term Loan, (3 Month TSFR +4.65%)		9.98	3/15/2029	208,405	[f]	207,977
INEOS Finance PLC, Term Loan B, (3 Month EURIBOR +3.50%)	EUR	3.50	6/5/2031	1,500,000	[f]	1,598,562
					5,594,468
Commercial & Professional Services - 6.8%
Albion Financing 3 Sarl, 2023 & 2026 Term Loan, (3 Month EURIBOR +5.25%)	EUR	9.15	8/17/2026	2,000,000	[f]	2,150,821
American Auto Auction, First Lien Tranche Term Loan B, (3 Month TSFR +5.15%)		10.48	12/30/2027	299,338	[f]	299,562
CIBT Global, Inc., First Lien Term Loan, (3 Month TSFR +1.26%)		6.60	6/30/2027	1,112,396	[f]	528,388
Division Holding Corp., Term Loan B, (1 Month TSFR +4.86%)		10.21	5/30/2028	143,667	[f]	143,128
Envalior Finance GmbH, USD Term Loan, (3 Month TSFR +5.50%)		10.83	4/3/2030	158,603	[f]	150,316
Europa University Education Group SL, Term Loan B, (6 Month EURIBOR +4.50%)	EUR	8.42	11/2/2029	1,000,000	[f]	1,074,586
Infinitas Learning Finco, Term Loan B, (6 Month EURIBOR +4.45%)	EUR	8.31	9/29/2028	1,000,000	[f]	1,073,333
Inspired Finco Holdings Ltd., Facility Term Loan B-5, (3 Month EURIBOR +4.00%)	EUR	4.00	2/20/2031	263,482	[f,h,i]	282,935
Inspired Finco Holdings Ltd., Term Loan, (1 Month EURIBOR +4.00%)	EUR	7.65	2/20/2031	1,236,518	[f]	1,327,811
KUEHG Corp., Term Loan B, (3 Month TSFR +4.50%)		9.83	6/12/2030	297,245	[f]	298,751
Modulaire Group Holdings Ltd., Term Loan B, (3 Month EURIBOR +4.18%)	EUR	7.90	12/15/2028	1,000,000	[f]	1,066,736
Prometric Holdings, Inc., Term Loan B, (1 Month TSFR +4.86%)		10.21	1/31/2028	95,521	[f]	96,213
Ren10 Holding AB, Term Loan B, (3 Month EURIBOR +4.50%)	EUR	8.28	7/8/2030	1,000,000	[f]	1,072,958

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 55.0% (continued)
Commercial & Professional Services - 6.8% (continued)
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, (1 Month TSFR +4.36%)		9.71	7/10/2028	169,917	[f]	167,307
Signal Parent, Inc., Initial Term Loan, (1 Month TSFR +3.60%)		8.94	4/3/2028	179,537	[f]	164,894
Spring Education Group, Inc., Initial Term Loan, (3 Month TSFR +4.00%)		9.33	10/4/2030	207,990	[f]	209,268
Trevise Holdings 1 SAS, Term Loan B, (1 Month EURIBOR +4.20%)	EUR	7.80	7/31/2029	1,000,000	[f]	1,072,733
Vaco Holdings LLC, Initial Term Loan, (3 Month TSFR +5.25%)		10.73	1/22/2029	187,201	[f]	186,186
					11,365,926
Consumer Discretionary - 3.4%
AI Aqua Merger Sub, Inc., Initial Term Loan B, (1 Month TSFR +4.00%)		9.33	7/31/2028	360,403	[f]	361,452
Ammega Group BV, 2023 Facility Term Loan B-2, (3 Month EURIBOR +5.00%)	EUR	8.72	12/1/2028	1,500,000	[f]	1,609,742
Awaze Ltd., Facility Term Loan B-3, (1 Month EURIBOR +5.00%)	EUR	8.58	5/9/2028	623,154	[f]	663,473
Bally's Corp., Facility Term Loan B, (3 Month TSFR +3.51%)		9.10	10/2/2028	188,550	[f]	179,495
Cirque Du Soleil Holding USA Newco, Inc., Term Loan B, (3 Month TSFR +3.75%)		9.08	3/8/2030	153,450	[f]	153,546
Compass III Limited, Facility Term Loan B-4, (1 Month EURIBOR +5.00%)	EUR	8.58	5/9/2028	376,846	[f]	401,228
Crown Finance US, Inc., Initial Term Loan, (1 Month TSFR +1.61%)		6.96	7/31/2028	211,960	[e,f]	214,974
ECL Entertainment LLC, Term Loan B, (1 Month TSFR +4.00%)		9.34	8/30/2030	152,566	[f]	153,425
Fitness International LLC, New Term Loan B, (3 Month TSFR +5.25%)		10.58	2/12/2029	244,632	[f]	246,161
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan, (1 Month TSFR +4.36%)		9.71	4/26/2028	232,813	[f,h]	232,667
Ontario Gaming GTA LP, Term Loan B, (3 Month TSFR +4.25%)		9.58	8/1/2030	279,180	[f]	280,880
Recess Holdings, Inc., Initial Term Loan, (1 Month TSFR +4.50%)		9.84	2/20/2030	294,444	[f]	296,653
Tecta America Corp., First Lien Initial Term Loan, (1 Month TSFR +4.12%)		9.46	4/10/2028	470,343	[f]	473,038
Verde Purchaser LLC, Initial Term Loan, (3 Month TSFR +4.50%)		9.83	12/2/2030	190,000	[f]	190,071
Windsor Holdings III LLC, 2024 Term Loan B, (1 Month TSFR +4.00%)		9.34	8/1/2030	301,062	[f]	303,395
					5,760,200
Consumer Durables & Apparel - .1%
S&S Holdings LLC, First Lien Initial Term Loan, (1 Month TSFR +5.10%)		10.43	3/13/2028	158,100	[f]	158,495

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 55.0% (continued)
Consumer Staples - .5%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month TSFR +3.50%)		8.84	2/26/2029	390,696	[f]	388,675
Kronos Acquisition Holdings, Inc., Tranche Term Loan B-1, (3 Month TSFR +4.01%)		9.36	12/22/2026	408,799	[f]	408,952
					797,627
Diversified Financials - .8%
Blackhawk Network Holdings, Inc., Term Loan B, (1 Month TSFR +5.00%)		10.34	3/12/2029	98,456	[f]	98,795
Edelman Financial Engines, Term Loan, (1 Month TSFR +5.25%)		10.59	10/31/2028	77,000	[f]	77,289
Edelman Financial Engines, Term Loan B, (3 Month TSFR +3.25%)		8.59	4/7/2028	521,949	[f]	523,296
Nexus Buyer LLC, Amendment No. 5 Term Loan, (1 Month TSFR +4.50%)		9.84	12/13/2028	269,325	[f]	269,897
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, (3 Month TSFR +5.00%)		10.33	6/1/2027	434,610	[e,f]	387,755
					1,357,032
Electronic Components - .9%
ADB Safegate Luxembourg 2 Sarl, Facility Term Loan B, (6 Month EURIBOR +4.75%)	EUR	8.51	10/3/2026	1,000,000	[f]	1,037,488
Roper Industrial Products Investment Co., Term Loan, (3 Month TSFR +3.25%)		8.58	11/23/2029	450,814	[f]	453,162
					1,490,650
Energy - 1.1%
Freeport LNG Investments LLLP, Initial Term Loan B, (3 Month TSFR +3.76%)		9.09	12/21/2028	575,916	[f]	575,994
Gulf Finance LLC, Term Loan, (1 Month TSFR +6.36%)		11.69	8/25/2026	330,109	[f]	332,585
NGL Energy Operating LLC, Intial Term Loan, (1 Month TSFR +4.50%)		9.84	2/3/2031	107,730	[f]	108,240
Oregon Clean Energy LLC, Term Loan B, (1 Month TSFR +4.25%)		5.00	6/26/2030	56,000	[f]	56,280
Traverse Midstream Partners LLC, Term Loan B, (3 Month TSFR +3.50%)		8.83	2/16/2028	309,274	[f]	310,917
WaterBridge Midstream Operating LLC, Term Loan B, (1 Month TSFR +4.75%)		4.75	6/27/2029	343,311	[f]	341,594
WaterBridge NDB Operating LLC, Term Loan, (3 Month TSFR +4.50%)		9.83	5/10/2029	166,667	[f]	167,778
					1,893,388
Environmental Control - .1%
Win Waste Innovations Holdings, Initial Term Loan, (1 Month TSFR +2.86%)		8.21	3/27/2028	99,743	[f]	93,129
Financials - .1%
Jump Financial LLC, Term Loan, (3 Month TSFR +4.76%)		10.10	8/7/2028	157,167	[f]	156,970

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 55.0% (continued)
Food Products - 2.8%
Biscuit Holding SASU, Facility Term Loan B, (6 Month EURIBOR +4.00%)	EUR	7.86	2/14/2027	1,000,000	[f]	1,022,757
Chobani LLC, 2023 Additional Term Loan, (1 Month TSFR +3.75%)		9.08	10/25/2027	86,234	[f]	86,732
Fiesta Purchaser, Inc., Term Loan B, (1 Month TSFR +4.00%)		9.34	2/12/2031	144,444	[f]	145,627
Max US Bidco, Inc., Initial Term Loan, (1 Month TSFR +5.00%)		10.34	10/2/2030	259,350	[f]	245,410
Upfield BV, Facility Term Loan B-6, (3 Month EURIBOR +5.00%)	EUR	8.94	1/3/2028	1,000,000	[f]	1,068,428
ZF Invest SAS, Term Loan B, (2 Month EURIBOR +3.48%)	EUR	7.35	7/12/2028	1,000,000	[f]	1,054,618
ZF Invest SAS, Term Loan B, (3 Month EURIBOR +3.48%)	EUR	7.39	7/12/2028	1,000,000	[f]	1,053,879
					4,677,451
Food Service - .5%
PAX Holdco Spain SL, Facility Term Loan B-1, (6 Month EURIBOR +4.75%)	EUR	8.49	7/1/2026	396,659	[f]	424,537
PAX Holdco Spain SL, Term Loan B-3, (3 Month EURIBOR +4.75%)	EUR	8.58	12/24/2029	334,041	[f]	356,623
					781,160
Health Care - 8.1%
Alvogen Pharma US, Inc., 2022 New Extended June Term Loan, (3 Month TSFR +7.65%)		12.98	6/30/2025	415,328	[f]	380,804
Auris Luxembourg III SA, Facility Term Loan B-3, (6 Month EURIBOR +4.50%)	EUR	8.27	2/8/2029	1,500,000	[f]	1,604,056
Auris Luxembourg III SA, Facility Term Loan B-4, (6 Month TSFR +4.68%)		9.56	2/8/2029	278,886	[f]	279,932
Chrome BidCo SASU, Incremental TLC Facility Term Loan, (1 Month EURIBOR +3.95%)	EUR	7.60	2/16/2029	1,000,000	[f]	972,374
eResearchTechnology, Inc., Tranche Term Loan B-1, (1 Month TSFR +4.00%)		9.34	2/4/2027	433,736	[f]	436,369
Financiere Verdi I SASU, Facility Term Loan B, (3 Month SONIA +4.50%)	GBP	9.77	4/15/2028	1,500,000	[f]	1,790,089
Gainwell Acquisition Corp., Term Loan B, (3 Month TSFR +4.10%)		9.43	10/1/2027	521,009	[f]	505,811
GHX Ultimate Parent Corp., Initial Term Loan, (3 Month TSFR +4.00%)		9.33	6/30/2027	168,304	[f]	169,567
Global Medical Response, Inc., 2024 Extended Term Loan, (1 Month TSFR +5.50%)		10.82	10/2/2028	180,000	[e,f]	174,690
Inovie SASU, Senior Facility Term Loan B, (3 Month EURIBOR +4.00%)	EUR	7.72	3/3/2028	1,000,000	[f]	1,047,020
Inula Natural Health Group, Senior Facility Term Loan B, (3 Month EURIBOR +3.75%)	EUR	7.47	12/11/2025	903,382	[f]	948,127
LifePoint Health, Inc., 2024 Incremental Term Loan, (3 Month TSFR +4.00%)		9.33	5/14/2031	40,000	[f]	40,106
LifePoint Health, Inc., 2024 Repricing Term Loan B, (3 Month TSFR +4.75%)		10.06	11/16/2028	259,350	[f]	261,085

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 55.0% (continued)
Health Care - 8.1% (continued)
Midwest Physician Adminstrative Services LLC, First Lien Term Loan, (3 Month TSFR +3.51%)		8.85	3/13/2028	89,768	[f]	78,884
Neuraxpharm Arzneimittel, Facility Term Loan B-1, (3 Month EURIBOR +3.75%)	EUR	7.62	12/11/2027	633,857	[f]	680,296
Neuraxpharm Arzneimittel, Facility Term Loan B-2, (3 Month EURIBOR +3.75%)	EUR	7.62	12/11/2027	366,143	[f]	392,968
Pique Bidco SL, Term Loan, (1 Month EURIBOR +4.75%)	EUR	8.40	12/18/2030	1,000,000	[f]	1,074,629
Radiology Partners, Inc., Term Loan C, (3 Month TSFR +3.76%)		9.09	1/31/2029	284,154	[e,f]	270,231
Resonetics LLC, Term Loan B, (3 Month TSFR +3.75%)		9.08	6/6/2031	37,000	[f]	37,116
Sirona BidCo SASU, Facility Term Loan B, (3 Month EURIBOR +4.50%)	EUR	8.22	12/16/2028	1,000,000	[f]	960,690
US Anesthesia Partners, Initial Term Loan, (1 Month TSFR +4.36%)		9.69	10/2/2028	187,068	[f]	179,923
VetStrategy Canada Holdings, Inc., Facility Term Loan B-10, (3 Month TSFR +4.75%)		10.08	12/6/2028	995,006	[f]	998,116
WCG Intermediate Corp., First Lien Initial Term Loan, (1 Month TSFR +4.00%)		9.43	1/8/2027	375,042	[f]	375,746
					13,658,629
Industrial - 2.9%
Artera Services LLC, Tranche Term Loan C, (3 Month TSFR +4.50%)		9.83	2/10/2031	157,106	[f]	158,130
CPM Holdings, Inc., First Lien Term Loan, (1 Month TSFR +4.50%)		9.83	9/28/2028	242,252	[f]	240,915
DXP Enterprises, Inc., Initial Term Loan, (6 Month TSFR +4.85%)		10.16	10/7/2030	267,817	[f]	269,865
Eleda Management AB, Delayed Draw Tem Loan, (3 Month EURIBOR +4.50%)	EUR	4.50	4/2/2031	250,000	[f,h]	267,681
Eleda Management AB, Term Loan B, (3 Month EURIBOR +4.50%)	EUR	8.22	4/2/2031	1,250,000	[f]	1,338,406
First Eagle Holdings, Inc., Term Loan, (3 Month TSFR +3.00%)		8.33	3/5/2029	263,797	[f]	262,972
LSF12 Badger Bidco LLC, Initial Term Loan, (1 Month TSFR +6.00%)		11.34	7/10/2030	112,216	[f]	112,216
Michael Baker International LLC, Term Loan B, (1 Month TSFR +4.75%)		5.50	12/1/2028	102,667	[f]	103,052
Radar Bidco Sarl, Facility Term Loan B, (3 Month EURIBOR +4.25%)	EUR	8.13	3/31/2031	1,000,000	[f]	1,074,522
Revere Power LLC, Term Loan B, (3 Month TSFR +4.40%)		9.73	3/30/2026	181,640	[f]	167,427
Revere Power LLC, Term Loan C, (3 Month TSFR +4.40%)		9.73	3/30/2026	15,939	[f]	14,692
STS Operating, Inc., First Refinancing Term Loan, (1 Month TSFR +4.10%)		9.44	3/25/2031	212,195	[f]	212,859
Swissport Stratosphere USA LLC, USD Facility Term Loan B, (3 Month TSFR +4.25%)		9.56	3/31/2031	117,857	[f]	118,336

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 55.0% (continued)
Industrial - 2.9% (continued)
Titan Acquisition Ltd., Amendment No. 5 Refinancing Term Loan, (6 Month TSFR +5.00%)		10.33	4/24/2029	148,717	[f]	149,245
Touchdown Acquirer, Inc., Delayed Draw Tem Loan, (3 Month TSFR +2.00%)		2.00	2/21/2031	35,928	[f,h]	36,142
Touchdown Acquirer, Inc., Initial Dollar Term Loan, (3 Month TSFR +4.00%)		9.33	2/21/2031	164,072	[f]	165,046
TRC Cos. LLC, Term Loan, (1 Month TSFR +3.86%)		9.21	12/11/2028	99,745	[f]	100,082
Victory Buyer LLC, First Lien Initial Term Loan, (3 Month TSFR +4.01%)		9.34	11/20/2028	111,262	[f]	107,368
					4,898,956
Information Technology - 4.1%
AI Silk Midco Ltd., Facility Term Loan B, (3 Month EURIBOR +5.00%)	EUR	8.79	3/24/2031	2,000,000	[f]	2,125,857
Azalea Topco, Inc., Initial Term Loan, (3 Month TSFR +3.50%)		8.84	4/24/2031	108,000	[f]	108,056
Boxer Parent Co., Inc., 2028 Dollar Extended Term Loan, (1 Month TSFR +4.00%)		9.34	12/29/2028	388,264	[f]	389,546
Cloud Software Group, Inc., Term Loan B, (3 Month TSFR +4.00%)		9.33	3/29/2029	277,722	[f]	277,844
Cotiviti, Inc., Initial Floating Rate Term Loan, (1 Month TSFR +3.25%)		8.58	4/30/2031	299,250	[f]	298,502
Dedalus Finance GmbH, Additional Term Loan B-2, (6 Month EURIBOR +3.75%)	EUR	7.61	7/17/2027	1,000,000	[f]	1,060,380
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (3 Month TSFR +4.10%)		9.43	11/30/2026	110,026	[f]	99,367
Idera, Inc., 2024 Term Loan B-2, (3 Month TSFR +3.50%)		8.83	3/2/2028	315,929	[f]	314,152
Mitchell International, Inc., Second Lien Term Loan, (1 Month TSFR +5.25%)		10.59	6/17/2032	80,000	[f]	79,950
Mitchell International, Inc., Term Loan, (1 Month TSFR +3.25%)		8.59	6/17/2031	250,000	[f]	248,185
Project Alpha Intermediate Holding, Inc., 2024 Refinancing Term Loan, (3 Month TSFR +3.75%)		9.07	10/28/2030	232,750	[f]	233,752
Quest Software, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.40%)		9.73	2/1/2029	201,963	[f]	150,519
RealPage, Inc., Second Lien Initial Term Loan, (3 Month TSFR +6.61%)		11.96	4/23/2029	23,653	[f]	23,147
West Technology Group LLC, Term Loan B-3, (3 Month TSFR +4.25%)		9.58	4/12/2027	141,409	[f]	137,750
Zellis Holdings Ltd., Term Loan B-2, (3 Month SONIA +5.75%)	GBP	5.75	1/31/2028	1,000,000	[f]	1,267,260
					6,814,267

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 55.0% (continued)
Insurance - 3.5%
Acrisure LLC, Repriced Term loan B-6, (3 Month TSFR +3.25%)		8.59	11/6/2030	385,471	[f]	385,473
Amynta Agency Borrower, Inc., 2023 Repricing Term Loan, (1 Month TSFR +4.25%)		9.19	2/28/2028	542,019	[f]	544,003
Asurion LLC, Second Lien Term Loan B-3, (1 Month TSFR +5.36%)		10.71	2/3/2028	939,367	[f]	877,721
OneDigital Borrower LLC, 2021 Term Loan B, (3 Month TSFR +4.35%)		9.69	11/16/2027	269,360	[f]	269,023
OneDigital Borrower LLC, First Lien Term Loan, (1 Month TSFR +3.25%)		3.75	6/13/2031	235,000	[f]	234,707
OneDigital Borrower LLC, Second Lien Term Loan, (1 Month TSFR +5.25%)		5.75	6/14/2032	61,000	[f]	60,848
Selectquote, Inc., Initial Term Loan, (1 Month TSFR +6.00%)		11.13	5/15/2025	3,669,499	[f,j]	3,486,024
					5,857,799
Internet Software & Services - 3.4%
Delivery Hero Finco LLC, Extended Dollar Term Loan, (3 Month TSFR +5.00%)		10.32	12/12/2029	118,696	[f]	119,912
Endure Digital, Inc., Initial Term Loan, (1 Month TSFR +3.61%)		8.94	2/10/2028	191,777	[f]	178,593
ION Trading Finance Ltd., Initial Euro Term Loan, (3 Month EURIBOR +4.25%)	EUR	7.97	4/3/2028	1,940,000	[f]	1,988,699
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)		9.59	5/3/2028	429,861	[f]	429,949
StubHub Holdco Sub LLC, Extended USD Term Loan B, (1 Month TSFR +4.75%)		10.09	3/15/2030	328,560	[f]	329,074
THG Operations Holdings, Facility Term Loan B, (6 Month EURIBOR +4.50%)	EUR	8.25	12/11/2026	1,000,000	[f]	1,017,402
Weddingwire, Inc., Term Loan, (1 Month TSFR +4.50%)		9.84	1/31/2028	359,100	[f]	360,895
ZPG Ltd., First Lien Facility Term Loan B-3, (1 Month SONIA +5.50%)	GBP	10.70	7/31/2028	1,000,000	[f]	1,273,846
					5,698,370
Materials - .9%
Anchor Packaging LLC, Amendment No. 4 Term Loan, (1 Month TSFR +3.75%)		9.09	4/17/2029	160,253	[f]	160,567
Berlin Packaging LLC, 2024 Replacement Term Loan, (3 Month TSFR +3.86%)		9.19	5/12/2031	203,804	[f]	204,499
Clydesdale Acquisition Holdings, Inc., Facility Term Loan B, (1 Month TSFR +3.78%)		9.12	4/13/2029	330,132	[f]	331,266
Crosby US Acquisition Corp., Amendment No. 3 Replacement Term Loan, (1 Month TSFR +4.00%)		9.34	8/16/2029	159,200	[f]	160,278
Pregis TopCo LLC, First Lien Initial Term Loan, (1 Month TSFR +4.00%)		9.34	7/31/2026	134,297	[f]	134,590

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 55.0% (continued)
Materials - .9% (continued)
Proampac PG Borrower LLC, 2024 Term Loan B, (3 Month TSFR +4.00%)		9.33	9/15/2028	466,606	[f]	468,297
SupplyOne, Inc., Term Loan B, (3 Month TSFR +4.25%)		9.59	4/21/2031	142,144	[f]	142,544
					1,602,041
Real Estate - .7%
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)		8.96	6/2/2028	182,562	[f]	180,149
Emeria SASU, Term Loan B, (3 Month EURIBOR +5.25%)	EUR	5.25	3/27/2028	1,000,000	[f]	1,001,911
Forest City Enterprises LP, Term Loan B, (1 Month TSFR +3.61%)		8.96	12/8/2025	76,000	[f]	70,799
					1,252,859
Retailing - .9%
Breitling Financing Sarl, Term Loan B, (6 Month EURIBOR +3.90%)	EUR	7.57	10/23/2028	1,000,000	[f]	1,069,392
Foundation Building Materials, Inc., 2024 Incremental Term Loan, (3 Month TSFR +4.00%)		9.33	1/29/2031	169,575	[f]	169,104
Staples, Inc., Closing Date Term Loan, (3 Month TSFR +5.75%)		11.08	9/10/2029	192,800	[f]	177,328
White Cap Supply Holdings LLC, Tranche Term Loan C, (1 Month TSFR +3.25%)		8.59	10/19/2029	58,000	[f]	58,165
					1,473,989
Semiconductors & Semiconductor Equipment - .6%
TIC Bidco Ltd., Delayed Term Loan, (3 Month TSFR +4.25%)	GBP	4.25	6/12/2031	112,676	[f,h]	140,777
TIC Bidco Ltd., Term Loan, (3 Month EURIBOR +4.25%)	EUR	4.25	6/16/2031	887,324	[f]	949,838
					1,090,615
Technology Hardware & Equipment - 2.3%
Expleo Services SAS, Term Loan B, (3 Month EURIBOR +5.00%)	EUR	8.86	9/28/2027	1,000,000	[f]	1,069,611
Indy US Holdco LLC, 2023 Incremental Dollar Term Loan, (1 Month TSFR +6.25%)		11.59	3/6/2028	1,217,789	[f]	1,220,834
Kronosnet CX Bidco, Term Loan B, (6 Month EURIBOR +5.75%)	EUR	9.64	10/25/2029	1,000,000	[f]	923,694
Mcafee Corp., Tranche Term Loan B-1, (1 Month TSFR +3.25%)		8.58	3/1/2029	191,389	[f]	191,434
Perforce Software, Inc., Term Loan, (1 Month TSFR +3.85%)		9.19	7/1/2026	255,979	[f]	255,659
VeriFone Systems, Inc., Initial Term Loan, (3 Month TSFR +4.26%)		9.60	8/20/2025	154,000	[f]	126,687
					3,787,919

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 55.0% (continued)
Telecommunication Services - 2.8%
Altice Financing SA, 2023 September Incremental Euro Term Loan, (3 Month EURIBOR +5.00%)	EUR	8.91	11/1/2027	995,000	[f]	931,559
Altice France SA, USD Term Loan B-14, (3 Month TSFR +5.50%)		10.83	8/31/2028	203,042	[f]	149,744
CCI Buyer, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.00%)		9.33	12/17/2027	299,813	[f]	300,492
Consolidated Communications, Inc., Term Loan B-1, (1 Month TSFR +3.61%)		8.96	10/4/2027	282,043	[f]	269,567
Crown Subsea Communications Holding, Inc., Intial Term Loan, (3 Month TSFR +4.75%)		10.08	1/30/2031	111,858	[f]	112,300
Frontier Communications Holdings LLC, New Term Loan B, (1 Month TSFR +3.86%)		9.21	10/8/2027	258,000	[f]	258,193
Level 3 Financing, Inc., Term Loan B-1, (1 Month TSFR +6.56%)		11.90	4/16/2029	107,000	[f]	105,011
Lorca Finco PLC, Euro Term Loan, (6 Month EURIBOR +3.50%)	EUR	7.20	4/18/2031	1,000,000	[f]	1,072,289
Lumen Technologies, Inc., Term Loan B-1, (1 Month TSFR +2.35%)		7.81	4/16/2029	137,367	[f]	95,184
Lumen Technologies, Inc., Term Loan B-2, (1 Month TSFR +2.46%)		7.81	4/15/2030	137,367	[f]	92,594
WP/AP Telecom Holdings, Facility Term Loan B, (3 Month EURIBOR +3.90%)	EUR	7.62	3/29/2029	1,000,000	[f]	1,072,813
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month TSFR +4.33%)		8.46	3/9/2027	212,553	[f]	185,630
					4,645,376
Transportation - .1%
PODS LLC, Term Loan, (3 Month TSFR +3.26%)		8.59	3/31/2028	243,125	[f]	230,695
Utilities - .8%
Compass Power Generation, Tranche Term Loan B-2, (1 Month TSFR +4.36%)		9.71	4/16/2029	166,306	[f]	167,840
Eastern Power LLC, Term Loan B, (1 Month TSFR +3.75%)		9.19	10/2/2025	648,116	[f]	646,350
Hamilton Projects Acquiror LLC, First Lien Term Loan, (1 Month TSFR +3.75%)		9.09	5/30/2031	241,000	[f]	242,851
Potomac Energy Center LLC, Term Loan, (3 Month TSFR +6.26%)		11.60	9/30/2026	218,172	[f]	212,718
					1,269,759
Total Floating Rate Loan Interests (cost $97,007,818)				92,362,881
Description				Shares		Value ($)
Common Stocks - .0%
Chemicals - .0%
Colouroz/Flint Ordinary (cost $2)				1,955,210	[j,k]	0

Exchange-Traded Funds - .1%
Registered Investment Companies - .1%
ProShares Ultra VIX Short-Term Futures ETF (cost $263,146)		7,262	[k] 170,947
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,130,523)	5.42	2,130,523	[l] 2,130,523
Total Investments (cost $243,026,034)		142.4%	239,077,032
Liabilities, Less Cash and Receivables		(42.4%)	(71,207,126)
Net Assets		100.0%	167,869,906

ETF—Exchange-Traded Fund

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SONIA—Sterling Overnight Index Average

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities were valued at $139,044,018 or 82.83% of net assets.

d Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

e Payment-in-kind security and interest may be paid in additional par.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

h Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

i Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of June 30, 2024.

j The fund held Level 3 securities at June 30, 2024. These securities were valued at $3,486,024 or 2.1% of net assets.

k Non-income producing security.

l Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC
Euro	1,000,000	United States Dollar	1,070,023	7/30/2024	2,596
United States Dollar	44,668,319	Euro	41,640,000	7/30/2024	4,457
United States Dollar	57,232,658	Euro	53,340,000	7/24/2024	36,133
United States Dollar	14,229,713	Euro	13,265,000	7/30/2024	1,420
British Pound	250,000	United States Dollar	316,138	7/30/2024	(50)
United States Dollar	8,903,714	British Pound	7,020,000	7/30/2024	27,959
Gross Unrealized Appreciation					72,565

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Gross Unrealized Depreciation					(50)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

June 30, 2024 (Unaudited)

The following is a summary of the inputs used as of June 30, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	90,423,439	-	90,423,439
Corporate Bonds	-	53,989,242	-	53,989,242
Equity Securities - Common Stocks	-	-	0	0
Exchange-Traded Funds	170,947	-	-	170,947
Floating Rate Loan Interests	-	88,876,857	3,486,024	92,362,881
Investment Companies	2,130,523	-	-	2,130,523
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	72,565	-	72,565
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(50)	-	(50)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2024 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2024, accumulated net unrealized depreciation on investments was $3,876,487, consisting of $5,078,345 gross unrealized appreciation and $8,954,832 gross unrealized depreciation.

At June 30, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.